Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of comprehensive income [abstract]
Net profit	¥ 647,586	¥ 889,598	¥ 740,586
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	(40,329)	73,662	8,134
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	(128,138)
Share of other comprehensive income (loss) of associates and joint ventures	3,711	58	(462)
Income tax relating to items that will not be reclassified	61,453	(22,492)	(2,315)
Total items that will not be reclassified to profit or loss, net of tax	(103,303)	51,228	5,357
Available-for-sale financial assets:
Gains (losses) arising during the period, before tax		582,435	371,438
Reclassification adjustments for (gains) losses included in net profit, before tax		(275,038)	(109,990)
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	150,074
Reclassification adjustments for (gains) losses included in net profit, before tax	(6,071)
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	22,517	(75,409)	(24,063)
Reclassification adjustments for (gains) losses included in net profit, before tax	(37,247)	49	(4)
Share of other comprehensive income (loss) of associates and joint ventures	(4,410)	7,827	(21,140)
Income tax relating to items that may be reclassified	(43,746)	(96,246)	(80,074)
Total items that may be reclassified subsequently to profit or loss, net of tax	81,117	143,618	136,167
Other comprehensive income (loss), net of tax	(22,186)	194,846	141,524
Total comprehensive income	625,400	1,084,444	882,110
Total comprehensive income attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	577,998	948,250	769,957
Non-controlling interests	35,527	126,472	104,224
Other equity instruments holders	¥ 11,875	¥ 9,722	¥ 7,929